Accumulated Other Comprehensive Income (Loss) (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassification from Accumulated Other Comprehensive Income (Loss), Current Period, Net of Tax					$ 52
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Deferred Taxes	$ 2		$ 2		14
Change in unrealized holding gains (losses), net of tax	$ 153	$ (10)	$ 295	$ (88)	$ (64)	$ 181	$ (53)